Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,580,437
Proposed Maximum Offering Price per Unit	2.91
Maximum Aggregate Offering Price	$ 4,599,071.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.13
Offering Note	Represents the shares of common stock, par value $0.0001 per share (“Common Stock”), of Tivic Health Systems, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement on Form S-3 (the “Registration Statement”) to which this exhibit is attached. The Registration Statement registers an aggregate of 1,580,437 shares of Common Stock, which consists of (i) up to 1,352,395 shares of common stock issuable upon conversion of shares of the Registrant’s Series B Non-Voting Convertible Preferred Stock (“Series B Preferred”) issued to a selling stockholder in the Fourth Tranche (as defined therein) pursuant to that Securities Purchase Agreement the Registrant entered into with such selling stockholder on April 29, 2025 (the “Purchase Agreement”); (ii) up to 195,793 shares of common stock issuable to a selling stockholder upon exercise of certain warrants to purchase common stock issued to such selling stockholder in the Fourth Tranche, together with the shares of Series B Preferred, pursuant to the Purchase Agreement; and (iii) up to 32,249 shares of Common Stock issuable upon exercise of warrants to purchase common stock issued to the designees of the Registrant’s placement agent in connection with the Fourth Tranche (in each case, as defined in the Purchase Agreement). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The offering price per share and aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price used to determine the amount of the registration fee are based upon the average of the high and low prices for the Registrant’s Common Stock, as reported on the Nasdaq Capital Market on October 10, 2025, a date within five business days prior to the filing of the Registration Statement.